Leases	11 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases

The Group has two leases relating to its U.K.-leased properties in Oxford and Cambridge that are within the scope of IFRS 16. A summary of these leases is as follows:

•
In February 2017, the Group entered into a 10-year lease agreement for its office premises in Oxford, U.K. The lease contains a break clause with the option to terminate the lease on the fifth anniversary of the agreement. The Group does not factor in the period covered by the break clause when accounting for this lease.

•
In December 2017, the Group entered into a 4-year lease agreement for its office and lab premises in Cambridge, U.K. The lease contains a break clause with the option to terminate the lease on the second anniversary of the agreement. The Group factors in the period covered by the break clause when accounting for this lease, as the break clause notice period has now passed and was not exercised by the Group.

The adoption of IFRS 16 resulted in the recognition of lease liabilities and right-of-use assets. The carrying value of the right-of-use assets included within property, plant and equipment as at December 31, 2019, is £0.8 million (January 31, 2019: £1.0 million; January 31, 2018: £1.4 million). The following table summarizes the future minimum lease payments under the Group's lease liabilities:

23. Leases (continued)

	December 31, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000	£000	£000
Fiscal year ended December 31/January 31,
2019	N/A	N/A	324
2019 / 2020	—	358	358
2020 / 2021	358	358	358
2021 / 2022	294	294	294
2022	55	55	55
Total minimum lease payments	707	1,065	1,389
Less: imputed interest	(29)	(60)	(103)
Total lease liabilities	678	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	320	647	962
	678	1,005	1,286

The weighted average remaining lease term is 2.1 years (January 31, 2019: 3.0 years, January 31, 2018: 4.0 years). The weighted average discount rate is 3.75% (January 31, 2019: 3.75%, January 31, 2018: 3.75%).

The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s leases for the eleven months ended December 31, 2019, and year ended January 31, 2019:

	Eleven months ended December 31, 2019	Year ended January 31, 2019
	£000	£000
Lease cost
Depreciation	320	335
Interest expense paid	30	43
Total lease cost	350	378

Other information
Lease payments	358	324

For details of the Group's transition to IFRS 16 see Note 3 ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’.’